Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
REVENUE:
Small and Medium Enterprise financing solutions	$ 40,779,794	$ 2,522,143
Supply Chain financing solutions	1,369,859
Other financing solutions	40,538	3,381
Financial services	42,190,191	2,525,524
OPERATING EXPENSES:
Selling expenses	3,181,810	93,620
General and administrative expenses	8,188,736	1,082,631	$ 1,170,900
Research and development expenses	817,770	155,216	923,094
Total operating expenses	12,188,316	1,331,467	2,093,994
INCOME (LOSS) FROM OPERATIONS	10,028,219	1,174,565	(2,093,994)
OTHER INCOME (EXPENSE):
Interest and investment income	585,177
Other income (expense), net	244,274	1,371
Total other income (expense), net	829,451	1,371
INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	10,857,670	1,175,936	(2,093,994)
PROVISION (BENEFIT) FOR INCOME TAXES	941,064	(55,731)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	9,916,606	1,231,667	(2,093,994)
DISCONTINUED OPERATIONS:
(Loss) income from discontinued operations, net of tax	(23,107,066)	1,508,323	(3,050,721)
Net gain on sale of discontinued operations, net of tax	136,050
NET (LOSS) INCOME FROM DISCONTINUED OPERATIONS, NET OF TAX	(22,971,016)	1,508,323	(3,050,721)
NET (LOSS) INCOME	(13,054,410)	2,739,990	(5,144,715)
Net income attributable to non-controlling interests	37,380
NET (LOSS) INCOME ATTRIBUTABLE TO SHAREHOLDERS	(13,091,790)	2,739,990	(5,144,715)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation income (loss)	5,507,420	(561,091)	(1,755,528)
COMPREHENSIVE (LOSS) INCOME	(7,584,370)	2,178,899	(6,900,243)
Comprehensive loss attributable to non-controlling interests	(2,172)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO SHAREHOLDERS	$ (7,582,198)	$ 2,178,899	$ (6,900,243)
BASIC AND DILUTED EARNINGS (LOSS) PER COMMON SHARE:
Income (loss) from continuing operations (in Dollars per share)	$ 0.53	$ 0.08	$ (0.13)
Income (loss) from discontinued operations (in Dollars per share)	(1.24)	0.09	(0.20)
TOTAL (LOSS) EARNINGS PER COMMON SHARE (in Dollars per share)	$ (0.71)	$ 0.17	$ (0.33)
Weighted average number of shares outstanding-basic and diluted (in Shares)	18,587,674	16,269,577	15,760,633
Cost of revenue	$ (19,740,267)
Business and sales related taxes	(233,389)	$ (19,492)
GROSS PROFIT	$ 22,216,535	$ 2,506,032